Capital disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 265	$ 582
Cash and cash equivalents	641	900	$ 1,162
Cheques Issued In Excess Of Funds On Deposit	0	0
Net Borrowings	(412)	(361)
Equity	6,954	7,223	$ 7,619
Borrowings And Equity	$ 7,219	$ 7,805
Total Debt To Total Capital Ratio	4.00%	7.00%
Total Capital and Debt	$ 6,542	$ 6,862
Total Net Debt To Net Capital	(6.00%)	(5.00%)
Operating Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 0
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	29	39
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Borrowings	200	500
Derivatives
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Open letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 36	$ 43